INVESTMENTS (Table)	12 Months Ended
Jan. 31, 2018
Investments Table
Schedule of investement in marketable securities

At January 31, 2018, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value
Available-for-sale shares:
Levon Resources Ltd.	40,000	$2,116	$17,684	$19,800
VBI Vaccines Inc.	8,000	16,927	22,033	38,960
Great Thunder Gold Corp.	10,819	866	431	1,297

		$19,909	$40,148	$60,057

At January 31, 2017, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Levon Resources Ltd.	220,000	$11,637	$65,363	$77,000
VBI Vaccines Inc.	11,000	23,274	32,056	55,330
Great Thunder Gold Corp.	17,829	1,297	(432)	865

		$36,208	$96,987	$133,195